Average Annual Total Returns	12 Months Ended	60 Months Ended	80 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
S&P 500 Total Return Index® (reflect no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	4.49%			14.82%
Bloomberg US 3000 Total Return Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.21%	13.09%			14.27%
Bloomberg U.S. Mid Cap Growth Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.28%	6.89%			11.83%
S&P 500 Total Return Index® (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.05%	[1],[2]	14.82%
Russell 1000 Value Index® (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	11.00%	[2]	10.53%
Russell 2000 Index® (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	8.51%	[1]	9.62%
Russell 2000 Value Index® (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	8.29%	[1]	9.27%
The Disciplined Growth Investors Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.54%	8.37%			11.30%
Performance Inception Date			May 01, 2019
The Disciplined Growth Investors Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.60%	5.07%			8.60%
The Disciplined Growth Investors Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.39%	5.19%			7.98%
The Disciplined Growth Investors Equity Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.97%	11.41%			14.25%
Vulcan Value Partners Fund - Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.46%	6.14%	10.85%	[2]	10.06%
Vulcan Value Partners Fund - Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.79%	4.83%	9.69%	[2]	8.80%
Vulcan Value Partners Fund - Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.17%	4.44%	8.84%	[2]	7.86%
Vulcan Value Partners Fund - Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.80%	6.41%	9.49%	[2]
Vulcan Value Partners Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.03%	5.06%	8.11%	[2]
Vulcan Value Partners Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.36%	4.65%	7.22%	[2]
Vulcan Value Partners Small Cap Fund - Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.86%	0.46%			4.31%
Vulcan Value Partners Small Cap Fund - Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.80%	(1.82%)			2.37%
Vulcan Value Partners Small Cap Fund - Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.23%	(0.09%)			3.00%
Vulcan Value Partners Small Cap Fund - Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.09%	0.70%	1.88%	[1]
Performance Inception Date			May 01, 2019
Vulcan Value Partners Small Cap Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.98%	(1.60%)	(0.05%)	[1]
Vulcan Value Partners Small Cap Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.36%	0.08%	1.09%	[1]

[1]	Inception Date for Institutional Class Shares: May 1, 2019
[2]	Inception date for Institutional Class Shares: May 1, 2019